Note 10 - Equity (Details) - Fair Value of Warrants Granted	12 Months Ended
Dec. 31, 2014
Fair Value of Warrants Granted [Abstract]
Volatility	33.00%
Risk-free interest rate	0.78%
Expected term (years)	4 years